Other disclosures - Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3) (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 1,433	€ 1,227
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	153,221	133,874
Financial liabilities, at fair value	166,015	166,542
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	11,195	10,351	€ 9,988	€ 8,290
Financial liabilities, at fair value	1,433	1,227	820	925
Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	802	869	402	415
Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	802	869	402	415
Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	304	388	133	235
Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	8	0	0
Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	65	139	22	19
Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	222	187	63	42
Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	211	147	184	119
Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	352	29	0	151
Liabilities under insurance contracts | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	274	323	365	345
Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,043	2,086	1,040	383
Financial assets held for trading | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	307	24
Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,201	1,147	481	340
Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	799	577	217	139
Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8	9	3	4
Financial assets held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	30	153	29	39
Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	196	235	85	48
Financial assets held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	168	173	147	110
Financial assets held for trading | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1	1	1	1
Financial assets held for trading | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	534	914	413	42
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,095	2,095	1,912	1,833
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	132	287	228	239
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,719	1,495	1,347	1,269
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	244	313	337	325
Financial assets at fair value through profit and loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	709	181	417	427
Financial assets at fair value through profit and loss | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	224	31	5	5
Financial assets at fair value through profit and loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	485	150	412	422
Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,348	5,989	6,618	5,647
Financial assets at fair value through other comprehensive income | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,316	4,938	5,859	4,718
Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	355	492	496	700
Financial assets at fair value through other comprehensive income | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	677	559	€ 263	€ 229
Financial assets and liabilities, category | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	109,026	101,103
Financial assets and liabilities, category | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	802	869
Financial assets and liabilities, category | Financial liabilities held for trading | Central Banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	11,056	7,808
Financial assets and liabilities, category | Financial liabilities held for trading | Central Banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities held for trading | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	17,156	17,862
Financial assets and liabilities, category | Financial liabilities held for trading | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities held for trading | Loans and advances to customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	23,729	19,837
Financial assets and liabilities, category | Financial liabilities held for trading | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	51,073	49,380
Financial assets and liabilities, category | Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	802	869
Financial assets and liabilities, category | Financial liabilities held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	41,175	39,395
Financial assets and liabilities, category | Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	304	388
Financial assets and liabilities, category | Financial liabilities held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	589	549
Financial assets and liabilities, category | Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	8
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2,388	2,207
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	65	139
Financial assets and liabilities, category | Financial liabilities held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	920	466
Financial assets and liabilities, category | Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	222	187
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate and equity futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	36	101
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate and equity futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,965	6,662
Financial assets and liabilities, category | Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	211	147
Financial assets and liabilities, category | Financial liabilities held for trading | Short Positions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,012	6,216
Financial assets and liabilities, category | Financial liabilities held for trading | Short Positions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,530	7,650
Financial assets and liabilities, category | Hedging derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5	6
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,038	6,866
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4	6
Financial assets and liabilities, category | Hedging derivatives | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1	1
Financial assets and liabilities, category | Hedging derivatives | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1	0
Financial assets and liabilities, category | Hedging derivatives | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	491	783
Financial assets and liabilities, category | Hedging derivatives | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	34,141	40,313
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	352	29
Financial assets and liabilities, category | Liabilities under insurance contracts | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	17,318	17,476
Financial assets and liabilities, category | Liabilities under insurance contracts | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	274	323
Financial assets and liabilities, category | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	126,977	106,993
Financial assets and liabilities, category | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,043	2,086
Financial assets and liabilities, category | Financial assets held for trading | Central Banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	17,283	17,717
Financial assets and liabilities, category | Financial assets held for trading | Central Banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets held for trading | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	22,477	14,061
Financial assets and liabilities, category | Financial assets held for trading | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets held for trading | Loans and advances to customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	19,265	11,418
Financial assets and liabilities, category | Financial assets held for trading | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	307	24
Financial assets and liabilities, category | Financial assets held for trading | Debt instruments and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	10,329	8,683
Financial assets and liabilities, category | Financial assets held for trading | Debt instruments and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	535	915
Financial assets and liabilities, category | Financial assets held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	57,623	55,114
Financial assets and liabilities, category | Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,201	1,147
Financial assets and liabilities, category | Financial assets held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	45,459	44,987
Financial assets and liabilities, category | Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	799	577
Financial assets and liabilities, category | Financial assets held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	734	836
Financial assets and liabilities, category | Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8	9
Financial assets and liabilities, category | Financial assets held for trading | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,029	2,210
Financial assets and liabilities, category | Financial assets held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	30	153
Financial assets and liabilities, category | Financial assets held for trading | Interest rate futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,890	33
Financial assets and liabilities, category | Financial assets held for trading | Interest rate futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	252	126
Financial assets and liabilities, category | Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	196	235
Financial assets and liabilities, category | Financial assets held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,259	6,922
Financial assets and liabilities, category | Financial assets held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	168	173
Financial assets and liabilities, category | Hedging derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,413	5,297
Financial assets and liabilities, category | Hedging derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,433	4,665
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	2
Financial assets and liabilities, category | Hedging derivatives | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	980	630
Financial assets and liabilities, category | Hedging derivatives | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,057	2,050
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,095	2,095
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	708	815
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,719	1,495
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	431	539
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	244	313
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	918	696
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	132	287
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,966	6,846
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	709	181
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	444	459
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Loans and advances to customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,327	6,189
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	224	31
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Debt instruments and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	195	198
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Debt instruments and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	485	150
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	12,808	12,688
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,348	5,989
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4	5
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	355	492
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,852	9,638
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	677	559
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,952	3,045
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 5,316	€ 4,938